Shareholder Report, Holdings (Details) - C000004197	Jul. 31, 2025
30303M102
Holdings [Line Items]
Percent of Net Asset Value	14.70%
67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
023135106
Holdings [Line Items]
Percent of Net Asset Value	9.50%
02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.20%
461202103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
46120E602
Holdings [Line Items]
Percent of Net Asset Value	5.70%
037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
882508104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TechnologyG1151C101
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%